Consolidated Balance Sheets - CAD ($)	Sep. 30, 2018	Sep. 30, 2017
Current assets
Cash and cash equivalents	$ 184,091,000	$ 165,872,000
Accounts receivable	1,481,368,000	1,285,880,000
Work in progress	942,826,000	922,620,000
Current derivative financial instruments	12,395,000	8,152,000
Prepaid expenses and other current assets	153,554,000	160,402,000
Income taxes	4,646,000	6,541,000
Total current assets before funds held for clients	2,778,880,000	2,549,467,000
Funds held for clients	325,552,000	313,552,000
Total current assets	3,104,432,000	2,863,019,000
Property, plant and equipment	388,093,000	396,613,000
Contract costs	243,147,000	243,056,000
Intangible assets	479,326,000	490,426,000
Other long-term assets	104,948,000	85,159,000
Long-term financial assets	117,736,000	111,307,000
Deferred tax assets	139,664,000	146,602,000
Goodwill	7,341,720,000	7,060,030,000
Total assets	11,919,066,000	11,396,212,000
Current liabilities
Accounts payable and accrued liabilities	1,134,802,000	1,004,307,000
Accrued compensation	602,245,000	578,886,000
Current derivative financial instruments	39,418,000	12,069,000
Deferred revenue	399,549,000	409,332,000
Income taxes	194,681,000	174,102,000
Provisions	72,068,000	86,154,000
Current portion of long-term debt	348,580,000	122,467,000
Total current liabilities before clients’ funds obligations	2,791,343,000	2,387,317,000
Clients’ funds obligations	328,324,000	314,233,000
Total current liabilities	3,119,667,000	2,701,550,000
Long-term income taxes	10,603,000	0
Long-term provisions	25,933,000	40,892,000
Long-term debt	1,452,313,000	1,739,536,000
Other long-term liabilities	205,646,000	213,436,000
Long-term derivative financial instruments	77,754,000	82,365,000
Deferred tax liabilities	173,009,000	213,515,000
Retirement benefits obligations	169,334,000	202,292,000
Total liabilities	5,234,259,000	5,193,586,000
Equity
Retained earnings	4,251,424,000	3,794,439,000
Accumulated other comprehensive income	201,596,000	159,391,000
Capital stock	2,018,592,000	2,054,725,000
Contributed surplus	213,195,000	194,071,000
Total equity	6,684,807,000	6,202,626,000
Total equity and liabilities	$ 11,919,066,000	$ 11,396,212,000